Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues		$ 284,464	$ 311,234	$ 591,172	$ 576,217
Voyage expenses		(17,588)	(20,716)	(35,932)	(43,233)
Vessel operating expenses		(90,761)	(94,823)	(186,113)	(174,390)
Time-charter hire expenses		(18,829)	(10,762)	(34,151)	(17,745)
Depreciation and amortization		(74,057)	(71,803)	(148,979)	(129,797)
General and administrative		(13,821)	(16,083)	(28,290)	(31,102)
(Write down) and gain on sale of vessel		(43,650)	(500)	(43,650)	(14,353)
Restructuring charge		(1,487)	(135)	(1,487)	(135)
Income (loss) from vessel operations		24,271	96,412	112,570	165,462
Early termination fee received	$ 4,000
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues		124,715	141,722	257,499	239,997
Voyage expenses		0	0	0	0
Vessel operating expenses		(41,365)	(50,445)	(88,279)	(87,211)
Time-charter hire expenses		0	0	0	0
Depreciation and amortization		(37,234)	(37,783)	(74,818)	(62,268)
General and administrative		(8,217)	(6,892)	(16,891)	(11,833)
(Write down) and gain on sale of vessel		0	0	0	0
Restructuring charge		(1,487)	0	(1,487)	0
Income (loss) from vessel operations		36,412	46,602	76,024	78,685
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Revenues		125,840	132,899	252,023	270,989
Voyage expenses		(12,573)	(18,976)	(26,511)	(38,505)
Vessel operating expenses		(29,792)	(31,120)	(58,673)	(65,437)
Time-charter hire expenses		(14,764)	(10,762)	(29,575)	(17,083)
Depreciation and amortization		(30,089)	(26,795)	(60,737)	(55,162)
General and administrative		(3,871)	(6,788)	(7,828)	(15,187)
(Write down) and gain on sale of vessel		0	0	0	(13,853)
Restructuring charge		0	(135)	0	(135)
Income (loss) from vessel operations		34,751	38,323	68,699	65,627
FSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues		13,789	14,165	28,152	28,651
Voyage expenses		(124)	(89)	(335)	(221)
Vessel operating expenses		(6,195)	(6,921)	(11,668)	(13,280)
Time-charter hire expenses		0	0	0	0
Depreciation and amortization		(2,209)	(2,975)	(4,381)	(5,895)
General and administrative		(144)	(420)	(382)	(1,030)
(Write down) and gain on sale of vessel		0	0	0	0
Restructuring charge		0	0	0	0
Income (loss) from vessel operations		5,117	3,760	11,386	8,225
UMS Segment [Member]
Segment Reporting Information [Line Items]
Revenues		3,736	3,686	17,217	3,686
Voyage expenses		0	0	0	0
Vessel operating expenses		(9,319)	(1,126)	(17,245)	(1,126)
Time-charter hire expenses		0	0	0	0
Depreciation and amortization		(1,695)	(401)	(3,390)	(401)
General and administrative		(832)	(639)	(1,526)	(1,146)
(Write down) and gain on sale of vessel		(43,650)	(500)	(43,650)	(500)
Restructuring charge		0	0	0	0
Income (loss) from vessel operations		(51,760)	1,020	(48,594)	513
Towage segment [Member]
Segment Reporting Information [Line Items]
Revenues		11,730	10,517	22,813	16,587
Voyage expenses		(4,281)	(1,004)	(7,799)	(3,292)
Vessel operating expenses		(3,924)	(3,697)	(8,809)	(4,448)
Time-charter hire expenses		0	0	0	(662)
Depreciation and amortization		(2,830)	(2,174)	(5,653)	(2,722)
General and administrative		(757)	(837)	(1,491)	(1,147)
(Write down) and gain on sale of vessel		0	0	0	0
Restructuring charge		0	0	0	0
Income (loss) from vessel operations		(62)	2,805	(939)	4,316
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues		4,654	8,245	13,468	16,307
Voyage expenses		(610)	(647)	(1,287)	(1,215)
Vessel operating expenses		(166)	(1,514)	(1,439)	(2,888)
Time-charter hire expenses		(4,065)	0	(4,576)	0
Depreciation and amortization		0	(1,675)	0	(3,349)
General and administrative		0	(507)	(172)	(759)
(Write down) and gain on sale of vessel		0	0	0	0
Restructuring charge		0	0	0	0
Income (loss) from vessel operations		$ (187)	$ 3,902	5,994	$ 8,096
Early termination fee received				$ 4,000